Derivative Instruments	6 Months Ended
Jun. 30, 2023
Derivative Instruments [Abstract]
Derivative Instruments
Note 4.	Derivative Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, “Derivatives and Hedging” (“ASC 815”), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, an entity must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses on derivatives instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), are recorded in accumulated other comprehensive (loss) income and reclassified into statement of income in the same accounting period in which the designated forecasted transaction or hedged item affects earnings.

The Company entered into option and forward contracts to hedge a portion of anticipated New Israeli Shekel (“NIS”) payroll and benefit payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured at fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive (loss) income and reclassified as payroll expenses or finance expenses, respectively, at the time that the hedged income/expense is recorded.

	Net Notional amount		Fair value (Level 2 within the fair value hierarchy)
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
	(Unaudited)		(Unaudited)
Option contracts to hedge payroll
expenses NIS	$28,371	$31,833	$248	$173
expenses NIS	(28,371)	(31,833)	(578)	(596)
Forward contracts to hedge payroll
expenses NIS	676	5,598	(69)	(229)
	$676	$5,598	$(399)	$(652)

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. As of June 30, 2023, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive loss to earnings during the next twelve months. The fair value of the Company’s outstanding derivative instruments on June 30, 2023 and December 31, 2022 is summarized below:

		Fair value of derivative instruments
		June 30,	December 31,
		2023	2022
	Balance Sheet line item	(Unaudited)
Derivative liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$248	$173
Foreign exchange option contracts	Other account payable	(578)	(596)
Foreign exchange forward contracts	Other account payable	$(69)	$(229)

The effect of derivative instruments in cash flow hedging relationship on other comprehensive (loss) income for the six months ended June 30, 2023 and 2022, is summarized below:

	Amount of loss recognized in other comprehensive income (loss) on derivative, net of tax (effective portion)
	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(151)	$(571)
Option contracts	(520)	(2,774)
	$(671)	$(3,345)

Derivatives in foreign exchange cash flow hedging relationships for the six months ended June 30, 2023 and 2022, is summarized below:

		Amount of gain reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Six months ended June 30,
		2023	2022
	Statements of income line	(Unaudited)	(Unaudited)
Option contracts to hedge payroll expenses	Cost of revenues and operating expenses	$405	$395
Forward contracts to hedge payroll expenses	Cost of revenues, operating expenses and financial expenses	292	43
		$697	$438